General and Administration Expenses (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General And Administrative Expense [Abstract]
schedule of general and administration expenses
(Figures in USD)	2022	2021
Employees’ cost	3,292,361	2,486,933
Legal and professional	7,383,335	2,877,264
Sales and marketing	3,026,399	60,389
Insurance	949,784	937,329
Rent	166,894	112,306
Office expenses	409,544	393,187
Board fees and expenses	356,493	518,278
Travelling expenses	67,464	15,035
Repairs and maintenance	545	22,149
	15,652,819	7,422,870

Employees’ cost	2,486,933	2,014,858
Legal and professional	2,877,264	2,594,801
Insurance	937,329	639,345
Board fees and expenses	518,278	354,169
Office expenses	393,187	270,259
Repairs and maintenance	22,149	247,302
Sales and marketing	60,389	211,383
Rent	112,306	177,850
Travelling expenses	15,035	154,336
	7,422,870	6,664,303

Employees’ cost	2,014,858	1,473,335
Legal and professional	2,594,801	549,702
Insurance	639,345	Nil
Board fees and expenses	354,169	Nil
Office expenses	270,259	248,752
Repairs and maintenance	247,302	74,542
Sales and marketing	211,383	70,877
Rent	177,850	10,346
Travelling expenses	154,336	42,871
	6,664,303	2,470,425

Employees’ cost	1,473,335	1,210,102
Legal and professional	549,702	177,298
Office expenses	248,752	106,943
Repairs and maintenance	74,542	75,985
Sales and marketing	70,877	114,682
Travelling expenses	42,871	5,667
Rent	10,346	22,325
Other expense	Nil	111,378
	2,470,425	1,824,380

Employees’ cost	1,210,102	287,481
Legal and professional	177,298	131,313
Sales and marketing	114,682	37,223
Office expenses	106,943	22,015
Repairs and maintenance	75,985	Nil
Rent	22,325	43,380
Other expenses	111,378	36,310
Travelling expenses	5,667	16,544
	1,824,380	574,266